Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (663,396)	$ (6,944,261)	$ (34,079,770)
Adjustments to reconcile net loss to net cash (used in)/ provided by operating activities:
Depreciation of vessels	3,305,951	3,585,965	4,959,487
Other operating income		(499,103)
Loss on write-down of vessels held for sale		4,595,819	5,924,668
Amortization and write off of deferred charges	321,181	113,244	141,883
Amortization of debt discount	465,507	60,988
Net gain on sale of vessels	(1,340,952)	(803,811)	(10,597)
Share-based compensation	124,487	116,562	294,341
Unrealized (gain) / loss on derivatives	(204,647)	5,901	(12,921)
Other investment income			(1,024,714)
Impairment of other investment			4,421,452
Equity loss and impairment of investment in joint venture			16,515,702
(Increase) / decrease in:
Trade accounts receivable	(73,210)	(91,604)	217,517
Prepaid expenses	24,703	(117,793)	2,639
Other receivables	(1,066,378)	(210,741)	378,811
Inventories	(511,373)	329,244	344,578
Increase / (decrease) in:
Due to related company	(2,732,256)	4,314,415	(2,876,104)
Trade accounts payable	766,052	197,782	459,912
Accrued expenses	282,045	167,016	(654,127)
Deferred revenues	(172,544)	233,402	(90,824)
Net cash (used in) / provided by operating activities of continuing operations	(1,474,830)	5,053,025	(5,088,067)
Cash flows from investing activities:
Cash paid for capitalized expenses and vessel acquisition	(1,867)	(30,063,480)	(3,086,812)
Cash released from other investment		4,000,000
Proceeds from sale of vessels	6,255,735	9,552,260	4,196,268
Net cash provided by / (used in) investing activities of continuing operations	6,253,868	(16,511,220)	1,109,456
Cash flows from financing activities:
Proceeds from issuance of common stock, net of commissions paid	1,975,110	549,495	3,168,058
Investment in subsidiary spun-off	(3,298,356)	(915,525)	(8,823,927)
Due from spun-off subsidiary			(725,620)
Due from spun-off subsidiary		639,312
Offering expenses paid	(22,488)	(341,072)	(82,377)
Loan arrangement fees paid	(419,863)	(187,637)	(260,232)
Proceeds from long-term bank loans	34,250,000	22,250,000	14,500,000
Repayment of long-term bank loans	(32,349,000)	(7,243,915)	(16,117,125)
Proceeds from related party loan			2,000,000
Repayment of related party loan		(2,000,000)
Net cash (used in) / provided by financing activities of continuing operations	135,403	12,750,658	(6,341,223)
Net (decrease) / increase in cash, cash equivalents and restricted cash	4,914,441	1,292,463	(10,319,834)
Cash, cash equivalents and restricted cash at beginning of year	8,297,147	7,004,684	17,324,518
Cash, cash equivalents and restricted cash at end of year, continuing operations	13,211,588	8,297,147	7,004,684
Cash breakdown
Total cash, cash equivalents and restricted cash shown in the statement of cash flows, continuing operations	8,297,147	7,004,684	17,324,518
Net cash provided by operating activities of discontinued operations	3,970,170	2,910,287	4,255,829
Net cash used in investing activities of discontinued operations	(29,045,685)	(9,635,504)	(24,243,012)
Net cash provided by financing activities of discontinued operations	27,928,885	9,283,359	20,472,737
Supplemental cash flow information
Cash paid for interest, net of capitalized expenses	2,475,631	1,174,863	1,238,422
Financing, and investing activities fees:
Loan arrangement fees accrued		74,863
Offering expenses accrued	100,000	12,488	178,308
Payment-in-kind dividends	1,335,733	1,808,811	1,725,699
Capital expenditures included in liabilities			142,947
Shares issued as consideration for vessel acquisition including inventory on-board			1,800,000
Eurodry [Member]
Financing, and investing activities fees:
Preferred shares distributed to EuroDry	$ 18,192,131